Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash at bank and on hand	$ 101,745	$ 61,783
Money market funds	193,243	667,542
Other cash equivalents	399,308	394,296
Cash and cash equivalents	$ 694,296	$ 1,123,621	$ 1,651,985